Cash Flow Information - Schedule of Cash Flows Changes in Working Capital (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
(Increase) / decrease in assets:
Trade receivables	$ (50,580)
Other receivables	1,796	(463,793)
Increase in liabilities:
Trade and other payables	568,964	249,654
NET CASH FLOWS FROM CHANGES IN WORKING CAPITAL	$ 520,180	$ (214,139)